UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07616

Nuveen Missouri Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Missouri Quality Municipal Income Fund (NOM)
	February 28, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 152.6% (100.0% of Total Investments)

	MUNICIPAL BONDS – 152.6% (100.0% of Total Investments)

	Consumer Staples – 3.9% (2.6% of Total Investments)
$ 1,055	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble	No Opt. Call	AA–	$ 1,256,389
	Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)
	Education and Civic Organizations – 23.6% (15.5% of Total Investments)
300	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series	11/24 at 100.00	AA+	318,096
	2014A, 4.000%, 11/01/33
250	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 –	6/17 at 100.00	AA	252,405
	AGC Insured
410	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	6/23 at 100.00	A1	445,957
	Kansas City University of Medicine and Biosciences, Series 2013A, 5.000%, 6/01/33
750	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	811,395
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
600	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/22 at 100.00	BBB–	622,866
	Southwest Baptist University Project, Series 2012, 5.000%, 10/01/33
725	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/23 at 100.00	A+	802,887
	University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34
630	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of	10/21 at 100.00	A–	698,683
	Health Sciences, Series 2011, 5.250%, 10/01/41
510	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of	10/23 at 100.00	A–	560,337
	Health Sciences, Series 2014, 5.000%, 10/01/39
700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB–	754,936
	Series 2011A, 6.500%, 10/01/35
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University,	10/25 at 100.00	AA–	1,019,660
	Series 2015A, 4.000%, 10/01/42
550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University,	11/21 at 100.00	AAA	616,000
	Series 2011B, 5.000%, 11/15/37
600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/21 at 100.00	A2	647,682
	Series 2011, 5.000%, 4/01/36
7,025	Total Education and Civic Organizations			7,550,904
	Health Care – 35.5% (23.2% of Total Investments)
300	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016,	8/26 at 100.00	A	330,495
	5.000%, 8/01/30
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue
	Bonds, Southeast Missouri Hospital Association, Series 2007:
760	5.000%, 6/01/27	6/17 at 100.00	BB+	760,380
560	5.000%, 6/01/36	6/17 at 100.00	BB+	548,430
480	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	480,634
	Medical Center, Series 2007, 5.000%, 12/01/37
200	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/21 at 100.00	A–	218,084
	Health System, Series 2011, 5.500%, 2/15/31
315	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/24 at 100.00	A–	338,134
	Health System, Series 2015, 5.000%, 2/15/35
250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC	1/25 at 100.00	AA	254,033
	Health System, Series 2015A, 4.000%, 1/01/45
540	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital	11/20 at 100.00	Baa1	585,322
	Region Medical Center, Series 2011, 5.000%, 11/01/27
1,730	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth,	11/23 at 100.00	A2	1,874,298
	Series 2013A, 5.000%, 11/15/44
415	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth,	11/25 at 100.00	A2	466,356
	Series 2015A, 5.000%, 11/15/32
335	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland	2/22 at 100.00	A1	361,512
	Regional Medical Center, Series 2012, 5.000%, 2/15/37
290	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy	11/22 at 100.00	AA–	290,870
	Health, Series 2012, 4.000%, 11/15/42
300	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy	11/24 at 100.00	AA–	305,034
	Health, Series 2014F, 4.250%, 11/15/48
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint	12/21 at 100.00	A+	558,545
	Luke’s Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM	6/24 at 100.00	AA–	561,990
	Health Care, Series 2014A, 5.000%, 6/01/31
2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, Saint	11/20 at 100.00	A+	2,157,219
	Luke’s Health System, Series 2010A, 5.000%, 11/15/30
500	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds,	11/25 at 100.00	N/R	479,080
	Ranken-Jordan Project, Refunding & Improvement Series 2016, 5.000%, 11/15/46
720	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds,	12/20 at 100.00	BBB–	781,092
	John Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28
10,695	Total Health Care			11,351,508
	Housing/Single Family – 0.1% (0.1% of Total Investments)
50	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds,	3/17 at 100.00	AA+	49,997
	Homeownership Loan Program, Series 2007C-1, 4.800%, 9/01/38 (Alternative Minimum Tax)
	Long-Term Care – 15.6% (10.2% of Total Investments)
190	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah	5/25 at 100.00	N/R	177,496
	Community Project, Refunding Series 2016, 4.000%, 5/01/33
250	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah	5/18 at 100.00	N/R	246,960
	Community Project, Series 2013, 4.500%, 5/01/28
500	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series	5/17 at 100.00	BBB–	501,220
	2007F, 5.750%, 5/15/31
100	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds,	5/27 at 100.00	BB	103,976
	Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/37 (WI/DD, Settling 3/30/17)
475	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village	8/17 at 100.00	BB+	478,259
	Obligated Group, Series 2007A, 5.125%, 8/15/32
250	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village	8/24 at 100.00	BB+	260,565
	Obligated Group, Series 2014A, 5.250%, 8/15/39
250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services	2/21 at 100.00	BBB+	274,555
	Projects, Series 2011, 6.000%, 2/01/41
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services
	Projects, Series 2014A:
250	5.000%, 2/01/35	2/24 at 100.00	BBB+	263,283
500	5.000%, 2/01/44	2/24 at 100.00	BBB+	521,360
190	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services	2/26 at 100.00	N/R	196,631
	Projects, Series 2016A, 5.000%, 2/01/46
100	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/22 at 100.00	BBB–	101,199
	of Chesterfield, Series 2012, 5.000%, 9/01/42
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village
	of Sunset Hills, Series 2012:
250	5.000%, 9/01/32	9/22 at 100.00	A–	266,833
425	5.000%, 9/01/42	9/22 at 100.00	A–	447,325
430	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	480,495
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
570	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	BBB–	573,460
	of West County, Series 2007A, 5.500%, 9/01/28
100	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s	12/25 at 100.00	N/R	97,784
	Resources for Seniors, Series 2015A, 5.125%, 12/01/45
4,830	Total Long-Term Care			4,991,401
	Tax Obligation/General – 10.8% (7.1% of Total Investments)
500	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds,	3/22 at 100.00	A+	528,530
	School Building Series 2012, 4.375%, 3/01/32
500	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding &	3/24 at 100.00	AA+	529,770
	Improvement Series 2015, 4.000%, 3/01/32
1,685	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010,	3/20 at 100.00	AA+	1,852,016
	5.000%, 3/01/27
500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation	3/21 at 100.00	AA–	554,150
	Bonds, School Building Series 2013A, 5.000%, 3/01/31
3,185	Total Tax Obligation/General			3,464,466
	Tax Obligation/Limited – 23.2% (15.2% of Total Investments)
910	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/22 at 100.00	AA+	1,014,004
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33
350	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special	6/24 at 100.00	N/R	340,806
	Districts Refunding & Improvement Series 2015A, 4.750%, 6/01/30
315	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series	4/17 at 100.00	N/R	269,082
	2006, 5.000%, 6/01/28
430	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	442,062
	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds,
	Series 2013B:
180	4.875%, 3/01/33	3/23 at 100.00	BB+	182,290
115	5.000%, 3/01/38	3/23 at 100.00	BB+	116,908
485	Jackson County, Missouri, Special Obligation Bonds, Truman Medical Center Project, Series	12/21 at 100.00	Aa3	529,610
	2011B, 4.350%, 12/01/23
300	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District	9/21 at 100.00	AA–	322,242
	Revenue Bonds, Series 2011A, 5.000%, 9/01/32
155	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway	No Opt. Call	N/R	145,210
	Center Community Improvement District, Senior Refunding & Improvement Series 2016,
	4.250%, 4/01/26
475	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	4/17 at 100.00	N/R	457,739
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
110	Kansas City, Missouri, Special Obligation Bonds, Downtown Arena Project, Refunding &	4/25 at 100.00	AA–	112,055
	Improvement Series 2016E, 4.000%, 4/01/36
325	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series	9/23 at 100.00	AA–	367,065
	2014C, 5.000%, 9/01/33
245	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Branson –	6/23 at 100.00	A	244,988
	Branson Landing Project, Series 2015A, 4.000%, 6/01/34
55	Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee District Improvement	3/17 at 100.00	AA–	55,234
	Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured
500	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development	4/17 at 100.00	N/R	491,415
	District, Series 2006, 5.000%, 5/01/23
140	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and	5/21 at 100.00	N/R	141,761
	Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	373,845
	8/01/41 – NPFG Insured
250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds,	7/24 at 100.00	N/R	247,333
	Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%, 7/01/44
600	Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements Project, Series	4/25 at 100.00	Aa2	616,704
	2015, 4.000%, 4/01/35
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005A:
340	5.375%, 11/01/24	4/17 at 100.00	N/R	340,160
400	5.500%, 11/01/27	4/17 at 100.00	N/R	400,144
200	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North	4/17 at 100.00	N/R	200,216
	Village Project, Series 2005B, 5.500%, 11/01/27
8,380	Total Tax Obligation/Limited			7,410,873
	Transportation – 12.4% (8.1% of Total Investments)
335	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 –	10/23 at 100.00	AA	386,473
	AGM Insured
1,000	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	AA–	1,058,840
	2005, 5.500%, 7/01/18 – NPFG Insured
2,500	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	7/17 at 100.00	AA	2,534,599
	2007A, 5.000%, 7/01/21 – AGM Insured
3,835	Total Transportation			3,979,912
	U.S. Guaranteed – 10.6% (6.9% of Total Investments) (4)
525	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/19 at 100.00	AA– (4)	579,957
	Bonds, Saint Francis Medical Center, Series 2009A, 5.750%, 6/01/39 (Pre-refunded 6/01/19)
600	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding	3/18 at 100.00	A– (4)	631,398
	Series 2009, 6.000%, 3/01/39 (Pre-refunded 3/01/18)
200	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series	5/17 at 100.00	AAA	201,548
	2006C, 5.000%, 5/01/36 (Pre-refunded 5/01/17) – NPFG Insured
1,235	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	5/17 at 100.00	N/R (4)	1,404,874
	Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)
500	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%,	No Opt. Call	AA+ (4)	565,275
	7/01/20 (Alternative Minimum Tax) (ETM)
3,060	Total U.S. Guaranteed			3,383,052
	Utilities – 5.6% (3.7% of Total Investments)
350	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point	1/25 at 100.00	A	392,084
	Project, Refunding Series 2014A, 5.000%, 1/01/32
500	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point	1/26 at 100.00	A	517,310
	Project, Refunding Series 2015A, 4.000%, 1/01/35
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP
	Facilities, Series 2012:
400	5.000%, 1/01/32	1/21 at 100.00	A2	431,676
425	5.000%, 1/01/37	1/21 at 100.00	A2	454,971
1,675	Total Utilities			1,796,041
	Water and Sewer – 11.3% (7.4% of Total Investments)
125	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding	5/26 at 100.00	AAA	143,404
	& Improvement Series 2016C, 5.000%, 5/01/46
2,000	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series	5/22 at 100.00	AAA	2,240,199
	2012A, 5.000%, 5/01/42
500	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	1/25 at 100.00	Aa3	555,005
	Bonds, Tri-County Water Authority, Series 2015, 5.000%, 1/01/40
585	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation,	12/25 at 100.00	AA	665,326
	Refunding Series 2016C, 5.000%, 12/01/32
3,210	Total Water and Sewer			3,603,934
$ 47,000	Total Long-Term Investments (cost $46,341,911)			48,838,477
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (56.1)% (5)			(17,960,349)
	Other Assets Less Liabilities – 3.5%			1,123,478
	Net Assets Applicable to Common Shares – 100%			$ 32,001,606

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$48,838,477	$ —	$48,838,477

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $46,259,239.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:

Gross unrealized:
Appreciation	$2,717,546
Depreciation	(138,308)
Net unrealized appreciation (depreciation) of investments	$2,579,238

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total
Investments is 36.8%.
(ETM)	Escrowed to maturity.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Missouri Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         April 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         April 28, 2017